Inventories (Tables)	6 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Spare parts and other materials	3,539,223	4,333,059
Work-in-progress	44,074,158	25,579,918
	47,613,381	29,912,977